Cash and bank balances (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Cash And Cash Equivalents Explanatory

	As at 31 March 2021	As at 31 March 2020
Cash and cash equivalents
Cash and cheque on hand	0	0

Balance with banks
- On current accounts	19,474	11,699
- Deposits with original maturity of less than 3 months #	1,205	1,390

	20,679	13,089

Summary of Bank Balances Other Than Cash And Cash Equivalents Explanatory

	As at 31 March 2021	As at 31 March 2020
Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	26,506	31,203
- Remaining maturity of more than twelve months #	2,999	142

	29,505	31,345
Less: amount disclosed under financial assets (others) (refer note 9)	(2,999)	(142)

Total	26,506	31,203